BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2025	$113
2026	104
2027	1,420
2028	235
2029	5,940
Thereafter	940
Total - principal repayments	$8,752
Deferred financing costs and other accounting adjustments	(262)
Total - December 31, 2024	$8,490
Total - December 31, 2023	$8,823
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2024 and 2023:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2024	2023	2024	2023	2024	2023
Total	9.0%	10.1%	5.5	6.5	$8,490	$8,823
The company enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 27 and Note 28 for additional information on the company’s interest rate derivatives and financial risk management. As at December 31, 2024, the weighted average interest rate of the company’s total non-recourse borrowings including the effect of interest rate derivatives was 8.5%.
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	2024	Local currency		2023	Local currency
U.S. dollars	$5,755		$5,755	$5,705		$5,705
Brazilian reais	1,821	R$	11,277	2,264	R$	10,958
Australian dollars	914	A$	1,477	854	A$	1,254
Total	$8,490			$8,823